22. Advance ticket sales (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2019 BRL (R$) Number
Advance Ticket Sales
Advances from ticket sales	R$ 2,050,799	R$ 1,966,148
Unused tickets sales | Number	6,691,911	6,239,179
Average period	102 days	59 days
Net of breakage	R$ 299,188	R$ 415,688
Non-performed transports	R$ 253,963